Borrowings - Components of Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total outstanding balance	$ 200,000	$ 290,000
Senior notes | Series A
Debt Instrument [Line Items]
Total outstanding balance	60,000	60,000
Interest rate per annum	4.98%	4.98%
Senior notes | Series B
Debt Instrument [Line Items]
Total outstanding balance	50,000	50,000
Interest rate per annum	5.32%	5.32%
Senior notes | Series C
Debt Instrument [Line Items]
Total outstanding balance	90,000	90,000
Interest rate per annum	5.82%	5.82%
Revolving credit agreement
Debt Instrument [Line Items]
Total outstanding balance	$ 0	$ 90,000
Interest rate at period end		1.96%	[1]

[1]	Interest rate under revolving credit agreement represents LIBOR plus the applicable margin as of December 31, 2012.